Note 5 - Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ / shares in Units, shares in Thousands			3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 27, 2018 USD ($) $ / shares	Jul. 02, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 26, 2018 $ / shares	Feb. 28, 2018 USD ($)	Dec. 01, 2017 USD ($)	Nov. 01, 2017 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax, Total			$ 100,000		$ 0							$ 400,000	$ 0	$ 100,000	$ 0
Marketable Securities, Realized Gain (Loss), Total			14,000									75,000		0
Marketable Securities, Unrealized Gain (Loss), Total			(12,000)									0	$ 0	0
Asset Impairment Charges, Total														0
Liability for Contingent Milestone Payment, Noncurrent			15,000,000	$ 15,000,000				$ 15,000,000				$ 15,000,000		15,000,000	15,000,000
Preferred Stock Dividends, Income Statement Impact				$ 1,718,000					$ 2,234,000	$ 532,000	$ 3,604,000			$ 1,718,000	6,370,000
Preferred Stock, Discount on Shares								4,500,000							4,500,000
Preferred Stock, Shares Remaining to Be Converted | shares				0										0
Repayments of Convertible Debt														$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total														$ (3,345,000)
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants | shares												15,600	1,300	14,400	1,000
Number of Operating Segments														1
Conversion of Preferred Stock [Member]
Preferred Stock Dividends, Income Statement Impact														$ 1,700,000	$ 2,800,000
Panacea [Member] | Warrant Issued Related to Secured Convertible Promissory Note [Member]
Warrants and Rights Outstanding		$ 400,000
Panacea [Member] | Secured Convertible Promissory Note [Member]
Debt Instrument, Face Amount		1,500,000
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 400,000
Repayments of Convertible Debt	$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total	$ 400,000
Share Price | $ / shares	$ 5.11
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 4															$ 4
Debt Instrument, Convertible, Number of Equity Instruments	375,000
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000,000	$ 15,000,000				15,000,000				$ 15,000,000		15,000,000	15,000,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent																		$ 15,000,000	$ 15,000,000
Headquarters [Member]
Security Deposit				140,000				$ 225,000						140,000	$ 225,000		$ 140,000
Offices, Taipei, Taiwan [Member]
Security Deposit				$ 31,000										$ 31,000
Minimum [Member]
Property, Plant and Equipment, Useful Life														3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life														10 years